Debt - Cash Convertible Notes due 2021, 2023 and 2024 (Details)				3 Months Ended	12 Months Ended
	Nov. 13, 2018 USD ($)	Sep. 13, 2017 USD ($)	Mar. 19, 2014 USD ($)	Mar. 31, 2022 USD ($) tradingDay $ / shares	Dec. 31, 2021 USD ($) tradingDay	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Debt Instrument [Line Items]
Repayment of long-term debt					$ 41,345,000	$ 296,400,000	$ 506,400,000
Long-term debt					1,941,770,000	1,922,749,000
Proceeds from long-term debt, net of issuance costs					$ 0	497,646,000	0
Cash Convertible Notes
Debt Instrument [Line Items]
Threshold trading days | tradingDay					20
Consecutive trading days | tradingDay					30
Threshold percentage of stock price trigger					130.00%
Redemption price percentage					100.00%
Percentage of principal amount outstanding					20.00%
2019, 2021, 2023 and 2024 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Consecutive trading days | tradingDay					20
Threshold percentage of of average daily volume-weighted average trading price of common stock					25.00%
Cash settlement amount period					50 days
2019 and 2021 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt			$ 730,000,000
Proceeds from issuance of debt			680,700,000
Debt issuance cost			13,100,000
2019 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt			$ 430,000,000
Term of debt instrument			5 years
Effective interest rate											2.937%
2019 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value			$ 51,200,000
2019 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayment of long-term debt					$ 0	0	430,000,000
2021 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt			$ 300,000,000
Amount converted						177,000,000		$ 119,400,000
Term of debt instrument			7 years
Effective interest rate											3.809%
2021 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value			$ 54,000,000
2021 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayment of long-term debt					200,000	296,400,000	$ 3,400,000
Long-term debt					$ 0	200,000
2023 and 2024 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Threshold business period					10 days
2023 Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate				0.0241486395
2023 Notes | Subsequent Event | Forecast
Debt Instrument [Line Items]
Threshold trading days | tradingDay				20
Consecutive trading days | tradingDay				30
Threshold percentage of stock price trigger				130.00%
Conversion price (in USD per share) | $ / shares				$ 41.4102
Amount converted				$ 200,000
2023 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt		$ 400,000,000
Proceeds from long-term debt, net of issuance costs		$ 365,600,000
Conversion rate					0.0241486395
Term of debt instrument		6 years
Effective interest rate										3.997%
Debt issuance cost		$ 6,200,000
2023 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value		$ 74,500,000
2023 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt					$ 375,149,000	361,304,000
2024 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt	$ 500,000,000
Proceeds from issuance of debt	$ 468,900,000
Conversion rate					0.021801549
Term of debt instrument	6 years
Effective interest rate									4.782%
Debt issuance cost	$ 5,700,000
2024 Notes | Cash Convertible Notes | Call Options
Debt Instrument [Line Items]
Derivative liability fair value	$ 98,500,000
2024 Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt					$ 446,503,000	$ 429,496,000